Employee benefits - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 13,907
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 15,450
Statutory minimum wage increase rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 14,928
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 14,380
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 15,196
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 14,135